Financial Instruments	12 Months Ended
Dec. 31, 2024
Financial Instruments
Financial Instruments

Note 23.  Financial Instruments

(a)	Categories of financial instruments
(i)	Financial assets

	December 31,	December 31,
	2023	2024

	(in thousands)
Financial assets measured at fair value through profit or loss (including current and noncurrent)	$23,767	25,694
Financial assets measured at fair value through other comprehensive income	1,635	28,226
Measured at amortized cost:
Cash and cash equivalents	191,749	218,148
Financial assets at amortized cost	12,511	4,286
Accounts receivable and other receivables (including related parties)	241,390	242,491
Restricted deposit (including current and noncurrent)	453,032	503,731
Refundable deposits (including current and noncurrent)	265,991	232,349
Subtotal	1,164,673	1,201,005
Total	$1,190,075	1,254,925

(ii)	Financial liabilities

	December 31,	December 31,
	2023	2024

	(in thousands)
Measured at amortized cost:
Short-term secured borrowings	$453,000	503,700
Accounts payables and other payables (including related parties)	174,769	160,940
Long-term unsecured borrowings (including current portion)	40,500	34,500
Lease liabilities (including current and noncurrent)	11,380	7,160
Guarantee deposits	56,749	1,006
Total	$736,398	707,306

(b)	Liquidity risk

The following, except for payables (including related parties) that are repayable within a year, are the contractual maturities of financial liabilities, including estimated interest payments of unsecured borrowings, secured borrowings and lease liabilities.

	Contractual	Within 6	6‑12			Over 5
(in thousands)	cash flows	months	months	1‑2 years	2‑5 years	years
December 31, 2023
Non-derivative financial liabilities
Short-term secured borrowings	$453,324	453,324	—	—	—	—
Long-term unsecured borrowings (including current portion)	49,476	4,282	4,133	7,966	22,025	11,070
Lease liabilities	11,697	3,089	1,700	4,142	2,766	—
Guarantee deposits	56,749	35,922	20,265	562	—	—
	$571,246	496,617	26,098	12,670	24,791	11,070
December 31, 2024
Non-derivative financial liabilities
Short-term secured borrowings	$504,061	504,061	—	—	—	—
Long-term unsecured borrowings (including current portion)	40,745	4,079	3,944	7,591	20,527	4,604
Lease liabilities	7,449	2,788	1,062	1,621	1,978	—
Guarantee deposits	1,006	1,006	—	-	—	—
	$553,261	511,934	5,006	9,212	22,505	4,604

The Company does not expect the cash flows included in the maturity analysis to occur significantly earlier or at significantly different amounts.

(c)	Currency risk

i.    Exposure to foreign currency risk

The Company’s significant exposure to foreign currency risk was as follows:

(in thousands)	December 31, 2023			December 31, 2024
	Foreign	Exchange	Functional	Foreign	Exchange	Functional
	currency	rate	currency	currency	rate	currency
Financial assets
Monetary items
NTD	281,550	30.705	9,170	235,638	32.785	7,187
CNY	38,528	7.0972	5,429	38,575	7.1884	5,366
JPY	993,351	141.3674	7,027	352,275	156.1934	2,255
Financial liabilities
Monetary items
NTD	1,422,137	30.705	46,315	1,246,126	32.785	38,010
JPY	824,224	141.3674	5,830	375,040	156.1934	2,401

ii.    Sensitivity analysis

The Company’s exposure to foreign currency risk arises from the translation of the foreign currency exchange gains and losses on cash and cash equivalents, accounts receivable, other receivable, accounts payable, other payable and lease liabilities that are denominated in foreign currency.

Depreciation or appreciation of the USD by 10% against the New Taiwan Dollars (NTD), CNY and JPY at December 31, 2023 and 2024, while all other variables were remained constant, would have increased or (decreased) the net profit before tax of $3,052 thousand and $2,560 thousand, respectively.

iii.    Interest rate risk

The Company’s short-term secured borrowings and long-term unsecured borrowings carried floating interest rates and fixed interest rates. The Company’s exposure to changes in interest rates is mainly from floating-rate borrowings. Any change in interest rates will cause the effective interest rates of borrowings to change and thus cause the future cash flows to fluctuate over time.

The following sensitivity analysis is determined based on the exposure to interest rate risk. For floating-rate debts, the analysis assumes that the balances of outstanding debts at the end of the reporting period had been outstanding for the entire year.

For the Company’s floating-rate debts, assuming all other variables were remained constant, an increase or a decrease in the interest rate by 0.25% would have resulted in a decrease or an increase in the net profit before tax for the years ended December 31, 2023 and 2024 by $101 thousand and $86 thousand, respectively.

(d)	Fair value information

i.    Financial instruments not measured at fair value

The Company considers that the carrying amounts of financial assets and financial liabilities measured at amortized cost approximate their fair values.

ii.    Financial instruments measured at fair value

(1)   Fair value hierarchy

	December 31, 2023
	Carrying	Fair Value
(in thousands)	Amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through profit or loss
Money market fund	$2,117	2,117	—	—	2,117
Equity securities-unlisted company	21,650	—	—	21,650	21,650
Subtotal	23,767	2,117	—	21,650	23,767
Financial assets measured at fair value through other comprehensive income
Equity securities-listed company	1,128	1,128	—	—	1,128
Equity securities-unlisted company	507	—	—	507	507
Total	$25,402	3,245	—	22,157	25,402

	December 31, 2024
	Carrying	Fair Value
(in thousands)	Amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through profit or loss
Money market fund	$2,140	2,140	—	—	2,140
Equity securities-unlisted company	23,554	—	—	23,554	23,554
Subtotal	25,694	2,140	—	23,554	25,694
Financial assets measured at fair value through other comprehensive income
Equity securities-listed company	27,932	3,774	24,158	—	27,932
Equity securities-unlisted company	294	—	—	294	294
Total	$53,920	5,914	24,158	23,848	53,920

(2)  Valuation techniques and assumptions used in fair value measurement

The fair value of financial instruments traded in active markets is determined with reference to quoted market prices.

The fair value of financial instruments is based on the valuation techniques. The fair value using valuation techniques refers to the current fair value of other financial instruments with similar conditions and characteristics, or using a discounted cash flow method, or other valuation techniques which include model calculating with observable market data at the reporting date.

The fair value of equity securities-unlisted company is determined by reference to market valuations for similar operating entities quoted in an active market based on the net assets value of investees. The significant unobservable input is primarily the liquidity discounts, 28% for 2024. The estimated fair value would increase (decrease) if the liquidity discount rate were lower (higher).

(3)  Transfer between levels of the fair value hierarchy

There were no transfers between levels for the years ended December 31, 2023 and 2024.

(4)  Movement in financial assets included in Level 3 of fair value hierarchy

		Financial assets
	Financial assets	at fair value
	at fair value	through other
	through profit or	comprehensive
(in thousands)	loss	income	Total
January 1, 2023	$15,350	279	15,629
Addition	5,102	562	5,664
Disposal	—	(99)	(99)
Capital reduction of investment	(360)	—	(360)
Recognized in other comprehensive income	—	(235)	(235)
Recognized in profit or loss	1,558	—	1,558
December 31, 2023	$21,650	507	22,157

		Financial assets
	Financial assets	at fair value
	at fair value	through other
	through profit or	comprehensive
(in thousands)	loss	income	Total
January 1, 2024	$21,650	507	22,157
Addition	5,628	—	5,628
Disposal	(4,630)	—	(4,630)
Capital reduction of investment	(338)	—	(338)
Recognized in other comprehensive income	—	(213)	(213)
Recognized in profit or loss	1,244	—	1,244
December 31, 2024	$23,554	294	23,848